Other Comprehensive Income, Cumulative OCI Balances (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Investment securities:
Cumulative other comprehensive income, Investment securities, beginning balance	$ 7,462	$ 4,413	$ 5,066
Net unrealized gains (losses) arising during the period	(4,680)	3,222	(229)
Amounts reclassified to net income	(178)	(169)	(434)
Net change	(4,858)	3,053	(663)
Less: Other comprehensive income (loss) from noncontrolling interests	266	4	(10)
Cumulative other comprehensive income, Investment securities, ending balance	2,338	7,462	4,413
Derivatives and hedging activities:
Cumulative other comprehensive income, Derivatives and hedging activities, beginning balance	289	490	739
Net unrealized gains (losses) arising during the period	(20)	40	105
Amounts reclassified to net income	(189)	(241)	(354)
Net change	(209)	(201)	(249)
Less: Other comprehensive income (loss) from noncontrolling interests	0	0	0
Cumulative other comprehensive income, Derivatives and hedging activities, ending balance	80	289	490
Defined benefit plans adjustments:
Cumulative other comprehensive income, Defined benefit plans adjustment, beginning balance	(2,181)	(1,786)	(1,179)
Net unrealized gains (losses) arising during the period	955	(485)	(668)
Amounts reclassified to net income	173	90	61
Net change	1,128	(395)	(607)
Less: Other comprehensive income (loss) from noncontrolling interests	0	0	0
Cumulative other comprehensive income, Defined benefit plans adjustment, ending balance	(1,053)	(2,181)	(1,786)
Foreign currency translation adjustments:
Cumulative other comprehensive income, Foreign currency translation adjustments, beginning balance	80	90	112
Net unrealized gains (losses) arising during the period	(51)	(4)	(24)
Amounts reclassified to net income	(7)	(6)	0
Net change	(58)	(10)	(24)
Less: Other comprehensive income (loss) from noncontrolling interests	1	0	(2)
Cumulative other comprehensive income, Foreign currency translation adjustments, ending balance	21	80	90
Cumulative other comprehensive income, Beginning Balance	5,650	3,207	4,738
Net unrealized gains (losses) arising during the period	(3,796)	2,773	(816)
Amounts reclassified to net income	(201)	(326)	(727)
Net change	(3,997)	2,447	(1,543)
Less: Other comprehensive income from noncontrolling interests	267	4	(12)
Cumulative other comprehensive income, Ending Balance	$ 1,386	$ 5,650	$ 3,207